NOTES PAYABLE NET (Details) - USD ($)	Oct. 31, 2018	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Apr. 23, 2018
Debt Instrument [Line Items]
Unsecured notes current		$ 900,000
Debt instrument date of first required payment	Oct. 31, 2022
Notes Payable In Conjunction With Business Combination [Member]
Debt Instrument [Line Items]
Unsecured notes current		900,000
Debt instrument face value	$ 5,500,000
Debt instrument down payment	1,500,000
Debt instrument annual payment	$ 1,000,000
Debt instrument imputed discount rate	5.20%
Debt instrument discount amount based on implicit rate	0.50%
Debt instrument effective interest rate percentage	10.91%
Debt instrument unamortized discount		$ 58,000
Term Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument annual payment					$ 100,000
Debt instrument effective interest rate percentage				4.65%
Term Loan Amendment Agreement [Member]
Debt Instrument [Line Items]
Debt instrument annual payment			$ 400,000